Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit risk for contingent loans - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Outstanding Exposure [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit risk for contingent loans [Line Items]
Warranty by endorsement and sureties	$ 348,774	$ 439,669
Confirmed foreign letters of credit	120,971	91,270
Issued foreign letters of credit	303,224	358,755
Performance guarantees	2,697,608	2,366,953
Undrawn credit lines	9,347,863	8,651,193
Other commitments	72,355	78,951
Total	12,890,795	11,986,791
Expected Credit Loss [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit risk for contingent loans [Line Items]
Warranty by endorsement and sureties	8,690	3,754
Confirmed foreign letters of credit	107	3
Issued foreign letters of credit	468	200
Performance guarantees	24,205	7,029
Undrawn credit lines	109,849	82,033
Other commitments	170	30
Total	$ 143,489	$ 93,049